Average Annual Total Returns - FidelityGrowthCompanyK6Fund-PRO - FidelityGrowthCompanyK6Fund-PRO - Fidelity Growth Company K6 Fund	Jan. 29, 2025
Fidelity Growth Company K6 Fund | Return Before Taxes
Average Annual Return:
Past 1 year	38.36%
Past 5 years	22.91%
Since Inception	23.48%	[1]
RS003
Average Annual Return:
Past 1 year	23.81%
Past 5 years	13.86%
Since Inception	14.77%
RS007
Average Annual Return:
Past 1 year	32.46%
Past 5 years	18.25%
Since Inception	19.00%

[1]	A From June 13, 2019 .